Income Taxes (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2017
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Undistributed earnings of foreign subsidiaries expected to be indefinitely reinvested			$ 420.0
Amount of unrecognized deferred taxes on undistributed earnings of foreign subsidiaries expected to be indefinitely reinvested			110.0
Operating loss carryforwards			321.2
Operating loss carryforwards subject to expiration			301.6
Operating loss carryforwards not subject to expiration			19.6
Federal capital losses subject to expiration			262.9
Non-current unrecognized tax benefit liabilities, including interest and penalties		$ 32.3	42.7
Unrecognized tax benefits that would impact effective tax rate if recognized		30.4	39.5
Tax benefits related to resolution of certain tax positions and expiration of statutes of limitations	$ (31.9)	$ (51.0)
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Estimate of change in unrecognized tax benefit liability reasonably possible as a result of examination or expiration of statutes of limitation			1.0
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Estimate of change in unrecognized tax benefit liability reasonably possible as a result of examination or expiration of statutes of limitation			$ 20.0